UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-04997

Exact name of registrant as specified in charter:
Delaware Group Equity Funds V

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Small Cap Core Fund

May 31, 2008

Core equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	5

Statement of operations	13

Statements of changes in net assets	14

Financial highlights	16

Notes to financial statements	24

Other Fund information	33

About the organization	37

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 to May 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/1/07 to 5/31/08*
Actual Fund return
Class A	$1,000.00	$ 930.60	1.32%	$ 6.37
Class C	1,000.00	926.70	2.07%	9.97
Class R	1,000.00	929.30	1.57%	7.57
Institutional Class	1,000.00	931.60	1.07%	5.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.32%	$ 6.66
Class C	1,000.00	1,014.65	2.07%	10.43
Class R	1,000.00	1,017.15	1.57%	7.92
Institutional Class	1,000.00	1,019.65	1.07%	5.40

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Small Cap Core Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	97.38%
Basic Materials	6.03%
Business Services	6.23%
Capital Goods	9.40%
Communication Services	1.26%
Consumer Discretionary	5.63%
Consumer Services	4.87%
Consumer Staples	3.33%
Credit Cyclicals	0.65%
Energy	7.88%
Financials	10.75%
Health Care	14.28%
Media	1.88%
Real Estate	4.47%
Technology	16.94%
Transportation	1.13%
Utilities	2.65%
Repurchase Agreements	2.00%
Securities Lending Collateral	19.57%
Total Value of Securities	118.95%
Obligation to Return Securities Lending Collateral	(19.57%	)
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

Sector allocation and top 10 holdings
Delaware Small Cap Core Fund	As of May 31, 2008

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Penn Virginia	1.27%
Petrohawk Energy	1.16%
United Therapeutics	1.10%
PetroQuest Energy	1.10%
W-H Energy Services	1.08%
Otter Tail	0.98%
Lincoln Electric Holdings	0.98%
ON Semiconductor	0.98%
Aeropostale	0.95%
Hercules	0.92%

Statement of net assets
Delaware Small Cap Core Fund	May 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 97.38%
Basic Materials – 6.03%
†Century Aluminum	6,700	$489,100
Ferro	40,680	787,565
Hercules	40,680	839,229
†Horsehead Holding	22,100	310,505
†Intrepid Potash	1,840	90,454
†OM Group	12,400	539,152
*†PolyOne	79,890	618,349
Rock-Tenn Class A	16,540	590,313
*†Rockwood Holdings	21,870	803,066
*†Terra Industries	9,810	428,010
		5,495,743
Business Services – 6.23%
Administaff	16,560	462,355
American Ecology	10,350	297,252
*†AMN Healthcare Services	38,920	677,597
*Arbitron	11,290	562,919
DeVry	11,940	681,178
†FTI Consulting	8,930	536,336
*Healthcare Services Group	31,425	554,337
†Kforce	43,300	400,525
McGrath RentCorp	16,700	461,421
†RiskMetrics Group	22,080	457,718
†United Stationers	13,750	582,175
		5,673,813
Capital Goods – 9.40%
AAON	27,650	581,203
*Acuity Brands	10,840	577,230
*Applied Industrial Technologies	13,450	370,010
Barnes Group	25,270	807,124
†Chart Industries	15,150	634,634
†Columbus McKinnon	22,650	645,752
Crane	15,840	723,096
Granite Construction	11,690	426,217
†Hexcel	21,020	556,189
†Kadant	14,490	387,318
Lincoln Electric Holdings	10,850	894,907
*†Perini	9,830	378,357

Statement of net assets
Delaware Small Cap Core Fund

	Number of shares	Value
Common Stock (continued)
Capital Goods (continued)
†Rofin-Sinar Technologies	15,950	$564,471
Triumph Group	5,560	345,776
†URS	14,030	670,774
		8,563,058
Communication Services – 1.26%
*Alaska Communications Systems Group	45,200	584,888
NTELOS Holdings	20,100	561,192
		1,146,080
Consumer Discretionary – 5.63%
†Aeropostale	24,745	864,590
*†Fossil	17,400	551,754
*†J Crew Group	13,530	504,263
*†Jos A Bank Clothiers	25,800	701,760
†Marvel Entertainment	12,770	434,563
Phillips-Van Heusen	12,450	565,604
*†True Religion Apparel	28,450	719,216
†Warnaco Group	16,270	784,051
		5,125,801
Consumer Services – 4.87%
*†AFC Enterprises	39,650	396,500
*†Bally Technologies	14,040	631,940
*†Buffalo Wild Wings	19,950	657,353
CKE Restaurants	50,810	601,590
*IHOP	8,830	414,039
†Jack in the Box	21,920	538,574
†Papa John’s International	23,750	698,963
†WMS Industries	13,350	494,484
		4,433,443
Consumer Staples – 3.33%
Alberto-Culver	21,250	561,638
*Casey’s General Stores	33,100	724,558
†Chattem	6,200	385,702
Longs Drug Stores	15,140	717,939
Seaboard	360	646,200
		3,036,037
Credit Cyclicals – 0.65%
†Tenneco	24,730	593,025
		593,025

	Number of shares	Value
Common Stock (continued)
Energy – 7.88%
†Bristow Group	14,400	$752,688
†Complete Production Services	23,400	670,644
*†Exco Resources	16,620	414,503
†Mariner Energy	16,020	523,854
Penn Virginia	18,390	1,158,939
†Petrohawk Energy	35,880	1,054,154
*†PetroQuest Energy	45,220	1,001,623
*St. Mary Land & Exploration	12,090	616,106
†W-H Energy Services	11,470	981,029
		7,173,540
Financials – 10.75%
Aspen Insurance Holdings	28,620	731,526
*Bancfirst	13,950	605,849
Citizens Republic Bancorp	49,200	272,568
City Holding	12,750	548,505
*Colonial BancGroup	47,660	292,156
Dime Community Bancshares	25,650	466,317
*East West Bancorp	29,250	387,270
FBL Financial Group Class A	18,300	491,355
*First Niagara Financial Group	45,700	647,569
*Greenhill & Co	9,110	548,878
Harleysville Group	11,450	446,665
Horace Mann Educators	19,430	316,515
Max Capital Group	28,050	676,566
optionsXpress Holdings	21,500	491,060
RLI	15,820	809,034
Trustmark	22,650	452,094
†United America Indemnity Class A	31,900	464,783
Waddell & Reed Financial Class A	23,660	836,617
Webster Financial	11,680	303,330
		9,788,657
Health Care – 14.28%
†Align Technology	36,700	483,339
†Alkermes	43,500	551,145
*†Applera-Celera Group	39,050	502,964
*†Bio-Rad Laboratories Class A	6,610	591,463
†Eurand	34,300	515,529
†Gen-Probe	8,150	464,061

Statement of net assets
Delaware Small Cap Core Fund

	Number of shares	Value
Common Stock (continued)
Health Care (continued)
*†Geron	68,050	$289,213
*†Healthways	13,200	426,360
*†Hologic	12,300	295,569
†Kendle International	10,550	398,685
*†Medarex	60,450	526,520
*Mentor	18,510	583,250
*†Noven Pharmaceuticals	28,500	348,840
†Omrix Biopharmaceuticals	17,950	326,511
*†Onyx Pharmaceuticals	10,150	358,701
*†OSI Pharmaceuticals	9,300	328,290
*†Psychiatric Solutions	16,550	603,578
*Quality Systems	14,200	467,606
†Quidel	21,150	361,031
†Regeneron Pharmaceuticals	22,250	442,775
†Res-Care	29,000	553,030
*†Sciele Pharma	22,400	490,784
†Sun Healthcare Group	43,950	631,121
†Techne	6,300	494,550
†United Therapeutics	10,500	1,002,854
Universal Health Services Class B	6,450	419,250
Vital Signs	9,700	550,863
		13,007,882
Media – 1.88%
*Entercom Communications Class A	31,480	304,726
infoUSA	72,500	406,725
National CineMedia	30,900	614,910
*†Scholastic	12,450	387,195
		1,713,556
Real Estate – 4.47%
Digital Realty Trust	7,290	308,367
*First Industrial Realty Trust	18,880	591,510
*Home Properties	11,270	577,024
*Nationwide Health Properties	16,790	573,043
*Pennsylvania Real Estate Investment Trust	19,070	512,030
Senior Housing Properties Trust	34,530	766,911
Sovran Self Storage	16,720	738,857
		4,067,742

	Number of shares	Value
Common Stock (continued)
Technology – 16.94%
*†Anixter International	9,870	$641,649
*†Blackboard	18,650	706,461
*†Chordiant Software	22,300	143,166
*†DealerTrack Holdings	15,300	321,912
*†Digital River	18,450	739,106
†Dionex	6,550	477,626
†Harris Stratex Networks Class A	40,900	459,716
Heartland Payment Systems	17,780	458,902
†iGate	35,850	306,518
*†j2 Global Communications	26,100	692,172
†JDA Software Group	16,850	343,740
*†Kulicke & Soffa Industries	70,650	500,202
†Lawson Software	76,250	664,900
†Netgear	29,100	552,609
*†Nuance Communications	15,500	305,660
*†ON Semiconductor	90,450	894,550
†Progress Software	25,100	781,613
*†Sapient	60,500	399,300
*†SAVVIS	28,300	472,044
*†Secure Computing	61,650	328,595
†SI International	14,000	343,000
†SPSS	7,900	311,023
*†Synaptics	14,450	618,027
*†Synchronoss Technolgies	27,100	360,159
†Tekelec	40,400	678,316
United Online	43,350	530,171
†Universal Electronics	22,600	574,492
†ValueClick	15,650	314,722
†Viasat	28,750	619,275
†Virtusa	27,777	280,548
†Wind River Systems	55,700	602,674
		15,422,848
Transportation – 1.13%
†HUB Group Class A	17,000	613,360
†TBS International Class A	8,900	414,562
		1,027,922

Statement of net assets
Delaware Small Cap Core Fund

	Number of shares	Value
Common Stock (continued)
Utilities – 2.65%
Black Hills	22,520	$793,605
*Cleco	28,850	720,673
*Otter Tail	23,850	895,329
		2,409,607
Total Common Stock (cost $90,476,645)		88,678,754

	Principal amount
Repurchase Agreements**– 2.00%
BNP Paribas 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $1,441,262 (collateralized
by U.S. Government obligations, ranging in par
value $16,000-$1,353,000, 4.00%-5.00%,
6/15/09-8/15/11; with total market value $1,471,818)	$1,441,000	1,441,000
UBS Warburg 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $383,070 (collateralized
by U.S. Government obligations, ranging in par
value $48,000-$219,000, 4.50%-4.875%,
12/31/08-6/30/12; with total market value $391,670)	383,000	383,000
Total Repurchase Agreements (cost $1,824,000)		1,824,000

Total Value of Securities Before Securities Lending
Collateral – 99.38% (cost $92,300,645)		90,502,754

	Number of shares
Securities Lending Collateral*** – 19.57%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,821,968	17,821,968
Total Securities Lending Collateral
(cost $17,821,968)		17,821,968

Total Value of Securities – 118.95%
(cost $110,122,613)	$108,324,722 ©
Obligation to Return Securities Lending
Collateral*** – (19.57%)	(17,821,968)
Receivables and Other Assets
Net of Liabilities – 0.62%	561,177
Net Assets Applicable to 8,410,028
Shares Outstanding – 100.00%	$91,063,931

Net Asset Value – Delaware Small Cap Core Fund
Class A ($34,581,866 / 3,187,961 Shares)	$10.85
Net Asset Value – Delaware Small Cap Core Fund
Class C ($14,577,528 / 1,373,525 Shares)	$10.61
Net Asset Value – Delaware Small Cap Core Fund
Class R ($3,689,267 / 342,288 Shares)	$10.78
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($38,215,270 / 3,506,254 Shares)	$10.90

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$102,527,949
Undistributed net investment income	73,027
Accumulated net realized loss on investments	(9,739,154)
Net unrealized depreciation of investments	(1,797,891)
Total net assets	$91,063,931

†	Non-income producing security for the period May 31, 2008.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $17,064,235 of securities loaned.

Statement of net assets
Delaware Small Cap Core Fund

Net Asset Value and Offering Price Per Share – Delaware Small Cap Core Fund
Net asset value Class A (A)	$10.85
Sales charge (5.75% of offering price) (B)	0.66
Offering price	$11.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

12

Statement of operations
Delaware Small Cap Core Fund	Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$521,610
Interest	26,493
Securities lending income	104,126	$652,229

Expenses:
Management fees	312,359
Distribution expenses – Class A	53,836
Distribution expenses – Class C	77,842
Distribution expenses – Class R	9,621
Dividend disbursing and transfer agent fees and expenses	119,464
Registration fees	26,840
Accounting and administration expenses	16,659
Reports and statements to shareholders	13,537
Audit and tax	7,949
Legal fees	6,635
Custodian fees	5,090
Dues and services	3,277
Trustees’ fees	2,501
Pricing fees	1,503
Consulting fees	657
Insurance fees	629
Taxes (other than taxes on income)	188
Trustees’ expenses	161	658,748
Less expenses absorbed or waived		(70,722)
Less waived distribution expenses – Class A		(8,973)
Less waived distribution expenses – Class R		(1,603)
Less expense paid indirectly		(748)
Total operating expenses		576,702
Net Investment Income		75,527

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(9,578,243)
Net change in unrealized appreciation/depreciation of investments		3,350,405
Net Realized and Unrealized Loss on Investments		(6,227,838)

Net Decrease in Net Assets Resulting from Operations		$(6,152,311)

See accompanying notes

13

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$75,527	$(127,823)
Net realized gain (loss) on investments	(9,578,243)	3,714,671
Net change in unrealized appreciation/depreciation of investments	3,350,405	(8,787,702)
Net decrease in net assets resulting from operations	(6,152,311)	(5,200,854)

Dividends and Distributions to shareholders from:
Net realized gain on investments:
Class A	(1,661,865)	(868,326)
Class C	(747,247)	(403,007)
Class R	(129,165)	(7,399)
Institutional Class	(1,184,753)	(501,650)
	(3,723,030)	(1,780,382)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,976,510	30,154,046
Class C	1,455,106	11,425,330
Class R	1,267,967	3,777,371
Institutional Class	11,425,427	24,312,531

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,456,783	774,260
Class C	706,562	374,810
Class R	129,164	7,399
Institutional Class	1,184,571	501,495
	24,602,090	71,327,242

14

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(10,995,524)	$(11,280,461)
Class C	(4,112,952)	(3,460,754)
Class R	(475,257)	(693,644)
Institutional Class	(2,922,951)	(6,761,739)
	(18,506,684)	(22,196,598)
Increase in net assets derived from capital share transactions	6,095,406	49,130,644
Net Increase (Decrease) in Net Assets	(3,779,935)	42,149,408

Net Assets:
Beginning of period	94,843,866	52,694,458
End of period (including undistributed net investment income of $73,027 and $—, respectively)	$91,063,931	$94,843,866

See accompanying notes

15

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.150	$13.030	$11.380	$14.600	$13.080	$10.290

0.013	(0.010)	(0.015)	0.022	0.026	0.036
(0.821)	(0.450)	1.895	1.035	2.481	3.350
(0.808)	(0.460)	1.880	1.057	2.507	3.386

—	—	—	(0.025)	(0.044)	(0.075)
(0.492)	(0.420)	(0.230)	(4.252)	(0.943)	(0.521)
(0.492)	(0.420)	(0.230)	(4.277)	(0.987)	(0.596)

$10.850	$12.150	$13.030	$11.380	$14.600	$13.080

(6.94% )	(3.62% )	16.83%	9.04%	20.62%	35.19%

$34,582	$41,871	$25,220	$3,863	$20	$13
1.32%	1.29%	1.26%	1.02%	0.75%	0.75%

1.54%	1.47%	1.73%	2.53%	1.30%	1.34%
0.25%	(0.07% )	(0.13% )	0.20%	0.20%	0.33%

0.03%	(0.25% )	(0.60% )	(1.31% )	(0.35% )	(0.26% )
79%	104%	121%	104%	136%	44%

17

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

18

	Year Ended		8/1/05[2]
Six Months Ended			to
5/31/08[1]	11/30/07	11/30/06	11/30/05
(Unaudited)
$11.940	$12.910	$11.360	$11.590

(0.026)	(0.105)	(0.106)	(0.021)
(0.812)	(0.445)	1.886	(0.209)
(0.838)	(0.550)	1.780	(0.230)

(0.492)	(0.420)	(0.230)	—
(0.492)	(0.420)	(0.230)	—

$10.610	$11.940	$12.910	$11.360

(7.33% )	(4.37% )	15.97%	(1.98% )

$14,578	$18,697	$11,777	$866
2.07%	2.04%	2.01%	2.00%

2.24%	2.17%	2.43%	5.14%
(0.50% )	(0.82% )	(0.88% )	(0.56% )

(0.67% )	(0.95% )	(1.30% )	(3.71% )
79%	104%	121%	104% [5]

19

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] As of November 30, 2005, the Delaware Small Cap Core fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06[2]
(Unaudited)
$12.090	$13.000	$11.360

—	(0.042)	(0.047)
(0.818)	(0.448)	1.917
(0.818)	(0.490)	1.870

(0.492)	(0.420)	(0.230)
(0.492)	(0.420)	(0.230)

$10.780	$12.090	$13.000

(7.07% )	(3.86% )	16.78%

$3,689	$3,100	$215
1.57%	1.54%	1.51%

1.84%	1.77%	2.03%
—	(0.32% )	(0.38% )

(0.27% )	(0.55% )	(0.90% )
79%	104%	121%

21

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.190	$13.040	$11.390	$14.600	$13.080	$10.290

0.026	0.023	0.015	0.031	0.026	0.036
(0.824)	(0.453)	1.895	1.036	2.481	3.350
(0.798)	(0.430)	1.910	1.067	2.507	3.386

—	—	(0.030)	(0.025)	(0.044)	(0.075)
(0.492)	(0.420)	(0.230)	(4.252)	(0.943)	(0.521)
(0.492)	(0.420)	(0.260)	(4.277)	(0.987)	(0.596)

$10.900	$12.190	$13.040	$11.390	$14.600	$13.080

(6.84% )	(3.38% )	17.13%	9.14%	20.62%	35.19%

$38,215	$31,176	$15,482	$6,645	$4,765	$3,948
1.07%	1.04%	1.01%	0.94%	0.75%	0.75%

1.24%	1.17%	1.43%	2.23%	1.00%	1.04%
0.50%	0.18%	0.12%	0.28%	0.20%	0.33%

0.33%	0.05%	(0.30% )	(1.01% )	(0.05% )	0.04%
79%	104%	121%	104%	136%	44%

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2008 (Unaudited)

Delaware Group Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the

24

evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,041 for the six months ended May 31, 2008. In general, best execution

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 1.10% of average daily net assets of the Fund through March 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. Prior to April 1, 2008, annual operating expenses were limited to 1.05% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $2,082 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

26

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2009, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$48,608
Dividend disbursing, transfer agent fee and fund accounting
oversight fees and other expenses payable to DSC	20,386
Distribution fees payable to DDLP	20,901
Other expenses payable to DMC and affiliates*	35,569

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates employees. For the six months ended May 31, 2008, the Fund was charged $2,945 for internal legal and tax services provided by DMC and/or its affiliates.

For the six months ended May 31, 2008, DDLP earned $5,724 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2008, DDLP received gross CDSC of $1,678 and $2,456 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2008, the Fund made purchases of $35,473,028 and sales of $32,324,917 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $110,703,339. At May 31, 2008, net unrealized depreciation was $2,378,617, of which $7,065,773 related to unrealized appreciation of investments and $9,444,390 related to unrealized depreciation of investments.

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs that are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level	Securities	Derivatives
Level 1	$108,324,722	$—
Level 2	—	—
Level 3	—	—
Total	$108,324,722	$—

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months Ended	Year Ended
	5/31/08*	11/30/07
Ordinary Income	$1,033,856	$1,022,198
Long-term capital gain	2,689,174	758,184
Total	$3,723,030	$1,780,382

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

28

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$102,527,949
Undistributed ordinary income	73,027
Realized losses (12/1/07 – 5/31/08)	(9,158,428)
Unrealized depreciation of investments	(2,378,617)
Net assets	$91,063,931

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(2,500)
Accumulated net realized loss	2,500

29

Notes to financial statements
Delaware Small Cap Core Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
Shares sold:
Class A	649,840	2,325,110
Class C	137,985	897,859
Class R	118,388	294,043
Institutional Class	1,104,054	1,857,057

Shares issued upon reinvestment of dividends and distributions:
Class A	124,511	62,038
Class C	61,493	30,325
Class R	11,097	594
Institutional Class	100,900	40,120
	2,308,268	5,507,146

Shares repurchased:
Class A	(1,033,334)	(875,119)
Class C	(392,070)	(274,351)
Class R	(43,704)	(54,664)
Institutional Class	(256,830)	(525,920)
	(1,725,938)	(1,730,054)
Net increase	582,330	3,777,092

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2008, or at any time during the period then ended.

30

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less then the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the value of the securities on loan was $17,064,235, for which the Fund received collateral, comprised of non-cash collateral valued at $167,469, and cash collateral of $17,821,968. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

31

Notes to financial statements
Delaware Small Cap Core Fund

9. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

32

Other Fund information (unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality Of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and

33

Other Fund information (unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement (continued)

shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the third quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board noted Management’s efforts to increase portfolio management depth by the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

34

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data was measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

35

Other Fund information (unaudited)
Delaware Small Cap Core Fund

Board Consideration of Delaware Small Cap Core Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

36

About the organization

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin &Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

37

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

38

Semiannual report

Delaware Small Cap Value Fund

May 31, 2008

Value equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	10

Statements of changes in net assets	12

Financial highlights	14

Notes to financial statements	24

Other Fund information	33

About the organization	37

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 to May 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratios	12/1/07 to 5/31/08*
Actual Fund return
Class A	$1,000.00	$1,038.20	1.47%	$7.49
Class B	1,000.00	1,034.20	2.22%	11.29
Class C	1,000.00	1,034.20	2.22%	11.29
Class R	1,000.00	1,036.60	1.72%	8.76
Institutional Class	1,000.00	1,039.50	1.22%	6.22
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.65	1.47%	$7.41
Class B	1,000.00	1,013.90	2.22%	11.18
Class C	1,000.00	1,013.90	2.22%	11.18
Class R	1,000.00	1,016.40	1.72%	8.67
Institutional Class	1,000.00	1,018.90	1.22%	6.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Small Cap Value Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	96.04%
Basic Industry	10.98%
Business Services	2.84%
Capital Spending	10.59%
Consumer Cyclical	1.13%
Consumer Services	11.09%
Consumer Staples	1.60%
Energy	9.77%
Financial Services	17.17%
Health Care	4.84%
Real Estate	4.56%
Technology	15.10%
Transportation	3.75%
Utilities	2.62%
Repurchase Agreements	3.89%
Securities Lending Collateral	22.34%
Total Value of Securities	122.27%
Obligation to Return Securities Lending Collateral	(22.34%)
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Whiting Petroleum	2.83%
Walter Industries	2.49%
Newfield Exploration	2.10%
FMC	2.01%
W-H Energy Services	1.88%
Brink’s	1.86%
Actuant Class A	1.78%
STERIS	1.75%
Bank of Hawaii	1.74%
Albemarle	1.70%

3

Statement of net assets
Delaware Small Cap Value Fund	May 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 96.04%
Basic Industry – 10.98%
*AbitibiBowater	143,064	$1,699,600
Albemarle	198,200	8,813,954
*Arch Coal	80,300	5,212,273
†Crown Holdings	296,100	8,542,485
Cytec Industries	104,700	6,612,852
FMC	140,300	10,379,394
*Hercules	146,100	3,014,043
Kaiser Aluminum	60,200	3,861,830
*Texas Industries	64,900	4,731,210
*Valspar	173,300	3,909,648
		56,777,289
Business Services – 2.84%
Brink’s	132,900	9,632,592
*†United Stationers	118,959	5,036,724
		14,669,316
Capital Spending – 10.59%
*Actuant Class A	251,700	9,189,567
†Casella Waste Systems	119,700	1,335,852
†Colfax	38,700	959,373
†Gardner Denver	126,000	6,685,560
Harsco	107,100	6,781,572
*Insteel Industries	182,600	2,927,078
Mueller Water Products Class B	164,588	1,629,421
Timken	146,100	5,351,643
*Wabtec	150,500	7,008,785
*Walter Industries	138,300	12,895,092
		54,763,943
Consumer Cyclical – 1.13%
*MDC Holdings	143,900	5,846,657
		5,846,657
Consumer Services – 11.09%
Advance Auto Parts	104,000	4,191,200
AH Belo – Class A	40,740	387,030
Belo Class A	334,400	3,196,864
*Cato Class A	300,800	4,653,376
*†CEC Entertainment	139,900	5,055,986
†Dollar Tree Stores	209,200	7,719,479
*Men’s Wearhouse	141,300	2,929,149

4

	Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
*Meredith	60,800	$1,994,848
*PETsMART	156,400	3,666,016
Ross Stores	175,300	6,419,486
*Stage Stores	230,150	3,109,327
*†Warnaco Group	86,500	4,168,435
*Wolverine World Wide	138,150	3,966,287
*†Zale	271,600	5,915,448
		57,372,931
Consumer Staples – 1.60%
American Greetings Class A	193,400	3,608,844
Del Monte Foods	537,000	4,677,270
		8,286,114
Energy – 9.77%
*†Grey Wolf	581,600	4,553,928
†Hercules Offshore	148,776	5,046,482
†Newfield Exploration	171,700	10,858,308
*Southwest Gas	182,100	5,677,878
†W-H Energy Services	113,700	9,724,761
†Whiting Petroleum	156,700	14,656,151
		50,517,508
Financial Services – 17.17%
*Bank of Hawaii	166,700	9,018,470
Berkley (W.R.)	261,800	7,092,162
*Boston Private Financial Holdings	281,800	2,375,574
*Colonial BancGroup	481,100	2,949,143
*East West Bancorp	237,700	3,147,148
*First Midwest Bancorp	164,800	4,301,280
*Hancock Holding	117,800	5,240,922
*Harleysville Group	154,700	6,034,847
*Independent Bank	102,100	2,991,530
*Infinity Property & Casualty	131,500	5,302,080
*NBT Bancorp	139,300	3,415,636
Platinum Underwriters Holdings	244,400	8,668,868
Protective Life	129,000	5,415,420
*Provident Bankshares	218,900	2,092,684
*Selective Insurance Group	365,800	8,003,704
*StanCorp Financial Group	101,700	5,592,483
Sterling Bancshares	446,500	4,563,230
*Sterling Financial	293,468	2,605,996
		88,811,177

5

Statement of net assets
Delaware Small Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Health Care – 4.84%
*†Pediatrix Medical Group	66,000	$3,552,780
*Service Corp International	562,100	6,014,470
*STERIS	299,200	9,050,800
*Universal Health Services Class B	98,400	6,396,000
		25,014,050
Real Estate – 4.56%
*Ashford Hospitality Trust	360,400	2,212,856
*Brandywine Realty Trust	292,937	5,498,427
*Education Realty Trust	203,400	2,654,370
*Highwoods Properties	165,600	5,961,600
*Washington Real Estate Investment Trust	215,800	7,270,302
		23,597,555
Technology – 15.10%
*†Bell Microproducts	311,200	824,680
*†Brocade Communications Systems	669,600	5,396,976
†Checkpoint Systems	162,700	4,225,319
*†Cirrus Logic	703,700	4,616,272
†Compuware	861,500	8,778,685
†Entegris	417,600	3,211,344
†Parametric Technology	443,000	8,319,540
*†Premiere Global Services	285,150	4,320,023
*QAD	218,000	1,669,880
†Sybase	227,100	7,271,742
*†Sykes Enterprises	265,100	5,490,221
†Syniverse Holdings	242,700	5,232,612
†Synopsys	284,800	7,504,480
†Tech Data	159,700	5,843,423
*†Vishay Intertechnology	534,800	5,390,784
		78,095,981
Transportation – 3.75%
Alexander & Baldwin	164,800	8,482,256
*†Kirby	117,100	6,517,786
*†Saia	115,200	1,602,432
SkyWest	181,300	2,802,898
		19,405,372

6

	Number of shares	Value
Common Stock (continued)
Utilities – 2.62%
*Black Hills	73,500	$2,590,140
†El Paso Electric	253,000	5,467,330
*FairPoint Communications	155,500	1,399,500
*Otter Tail	108,600	4,076,844
		13,533,814
Total Common Stock (cost $395,307,860)		496,691,707

	Principal amount
Repurchase Agreements** – 3.89%
BNP Paribas 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $15,868,882
(collateralized by U.S. Government obligations,
ranging in par value $172,000-$14,906,000,
4.00%-5.00%, 6/15/09-8/15/11; with total market
value $16,211,786)	$15,866,000	15,866,000
UBS Warburg 2.18%, dated 5/30/08, to be repurchased on
6/2/08, repurchase price $4,225,768 (collateralized by
U.S. Government obligations, ranging in par value
$527,000-$2,414,000, 4.50%-4.875%,
12/31/08-6/30/12; with total market value $4,314,165)	4,225,000	4,225,000
Total Repurchase Agreements (cost $20,091,000)		20,091,000

Total Value of Securities Before Securities Lending
Collateral – 99.93% (cost $415,398,860)		516,782,707

7

Statement of net assets
Delaware Small Cap Value Fund

	Number of shares	Value
Securities Lending Collateral*** – 22.34%
Investment Companies
Mellon GSL DBT II Collateral Fund	115,550,829	$115,550,829
Total Securities Lending Collateral
(cost $115,550,829)		115,550,829
Total Value of Securities – 122.27%
(cost $530,949,689)		632,333,536	©
Obligation to Return Securities Lending
Collateral*** – (22.34%)		(115,550,829)
Receivables and Other Assets
Net of Liabilities – 0.07%		359,447
Net Assets Applicable to 15,656,438
Shares Outstanding – 100.00%		$517,142,154

Net Asset Value – Delaware Small Cap Value Fund
Class A ($348,932,680 / 10,305,374 Shares)		$33.86
Net Asset Value – Delaware Small Cap Value Fund
Class B ($43,248,105 / 1,418,827 Shares)		$30.48
Net Asset Value – Delaware Small Cap Value Fund
Class C ($78,739,849 / 2,584,522 Shares)		$30.47
Net Asset Value – Delaware Small Cap Value Fund
Class R ($20,796,636 / 624,135 Shares)		$33.32
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($25,424,884 / 723,580 Shares)		$35.14

8

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$404,494,431
Accumulated net realized gain on investments	11,263,876
Net unrealized appreciation of investments	101,383,847
Total net assets	$517,142,154

†	Non-income producing security for the period May 31, 2008.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $111,286,796 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$33.86
Sales charge (5.75% of offering price) (B)	2.07
Offering price	$35.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

9

Statement of operations
Delaware Small Cap Value Fund	Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$3,521,570
Interest	116,005
Securities lending income	444,354	$4,081,929

Expenses:
Management fees	1,925,679
Distribution expenses – Class A	518,202
Distribution expenses – Class B	225,806
Distribution expenses – Class C	406,515
Distribution expenses – Class R	59,440
Dividend disbursing and transfer agent fees and expenses	892,211
Accounting and administration expenses	102,933
Reports and statements to shareholders	73,361
Legal fees	46,569
Registration fees	46,105
Audit and tax	23,681
Trustees’ fees	15,306
Custodian fees	9,860
Insurance fees	6,674
Consulting fees	5,585
Taxes (other than taxes on income)	4,592
Dues and services	4,457
Pricing fees	1,507
Trustees’ expenses	1,339	4,369,822
Less expenses absorbed or waived		(15,938)
Less waiver of distribution expenses – Class A		(86,367)
Less waiver of distribution expenses – Class R		(9,862)
Less expenses paid indirectly		(897)
Total expenses		4,256,758
Net Investment Loss		(174,829)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		11,964,053
Net change in unrealized appreciation/depreciation of investments		2,940,575
Net Realized and Unrealized Gain on Investments		14,904,628

Net Increase in Net Assets Resulting from Operations		$14,729,799

See accompanying notes

10

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(174,829)	$(2,421,917)
Net realized gain on investments	11,964,053	56,029,521
Net change in unrealized
appreciation/depreciation of investments	2,940,575	(97,258,265)
Net increase (decrease) in net assets resulting
from operations	14,729,799	(43,650,661)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(36,249,009)	(38,697,231)
Class B	(5,369,287)	(7,487,846)
Class C	(9,806,574)	(12,118,767)
Class R	(2,003,395)	(1,670,691)
Institutional Class	(2,385,198)	(2,825,209)
	(55,813,463)	(62,799,744)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,492,958	58,097,755
Class B	89,961	1,197,141
Class C	2,895,984	6,957,838
Class R	3,857,906	15,645,466
Institutional Class	2,124,123	7,208,827

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	34,396,588	36,524,727
Class B	5,029,038	6,972,418
Class C	9,210,483	11,396,318
Class R	2,003,388	1,670,616
Institutional Class	2,364,527	2,798,205
	81,464,956	148,469,311

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(68,532,080)	$(131,609,980)
Class B	(12,067,189)	(36,484,190)
Class C	(22,636,231)	(46,345,644)
Class R	(4,829,543)	(13,383,734)
Institutional Class	(3,849,530)	(16,190,231)
	(111,914,573)	(244,013,779)
Decrease in net assets derived from capital share transactions	(30,449,617)	(95,544,468)
Net Decrease in Net Assets	(71,533,281)	(201,994,873)

Net Assets:
Beginning of period	588,675,435	790,670,308
End of period (there was no undistributed
net investment income at either period end)	$517,142,154	$588,675,435

See accompanying notes

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions:
From net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$36.000	$41.970	$39.110	$39.640	$35.220	$27.120

0.017	(0.050)	(0.047)	(0.075)	(0.105)	(0.136)
1.261	(2.647)	5.960	4.170	6.879	9.079
1.278	(2.697)	5.913	4.095	6.774	8.943

(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$33.860	$36.000	$41.970	$39.110	$39.640	$35.220

3.82%	(6.90% )	16.26%	11.42%	20.52%	34.17%

$348,933	$389,129	$493,193	$409,567	$270,332	$240,322
1.47%	1.37%	1.41%	1.44%	1.54%	1.63%

1.53%	1.42%	1.44%	1.44%	1.54%	1.63%
0.12%	(0.12% )	(0.12% )	(0.20% )	(0.30% )	(0.47% )

0.06%	(0.17% )	(0.15% )	(0.20% )	(0.30% )	(0.47% )
8%	23%	36%	33%	35%	42%

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$32.860	$38.860	$36.690	$37.690	$33.820	$26.260

(0.087)	(0.314)	(0.306)	(0.311)	(0.334)	(0.327)
1.125	(2.413)	5.529	3.936	6.558	8.730
1.038	(2.727)	5.223	3.625	6.224	8.403

(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$30.480	$32.860	$38.860	$36.690	$37.690	$33.820

3.42%	(7.59% )	15.38%	10.68%	19.69%	33.21%

$43,248	$54,684	$94,495	$110,684	$111,348	$107,136
2.22%	2.12%	2.14%	2.14%	2.24%	2.33%

2.23%	—	—	—	—	—
(0.63% )	(0.87% )	(0.85% )	(0.90% )	(1.00% )	(1.17% )

(0.64% )	—	—	—	—	—
8%	23%	36%	33%	35%	42%

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$32.850	$38.840	$36.670	$37.680	$33.810	$26.250

(0.087)	(0.314)	(0.306)	(0.313)	(0.333)	(0.326)
1.125	(2.403)	5.529	3.928	6.557	8.729
1.038	(2.717)	5.223	3.615	6.224	8.403

(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$30.470	$32.850	$38.840	$36.670	$37.680	$33.810

3.42%	(7.56% )	15.39%	10.65%	19.69%	33.22%

$78,740	$97,428	$145,385	$119,968	$66,313	$48,453
2.22%	2.12%	2.14%	2.14%	2.24%	2.33%

2.23%	—	—	—	—	—
(0.63% )	(0.87% )	(0.85% )	(0.90% )	(1.00% )	(1.17% )

(0.64% )	—	—	—	—	—
8%	23%	36%	33%	35%	42%

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations, ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$35.530	$41.550	$38.840	$39.480	$35.190	$29.000

(0.022)	(0.146)	(0.138)	(0.169)	(0.209)	(0.160)
1.230	(2.601)	5.901	4.154	6.853	6.350
1.208	(2.747)	5.763	3.985	6.644	6.190

(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	—
(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	—

$33.320	$35.530	$41.550	$38.840	$39.480	$35.190

3.66%	(7.11% )	15.97%	11.15%	20.15%	21.35%

$20,796	$21,126	$20,564	$10,574	$4,539	$1,740
1.72%	1.62%	1.64%	1.70%	1.84%	1.97%

1.83%	1.72%	1.74%	1.74%	1.84%	1.97%
(0.13% )	(0.37% )	(0.35% )	(0.46% )	(0.60% )	(0.97% )

(0.24% )	(0.47% )	(0.45% )	(0.50% )	(0.60% )	(0.97% )
8%	23%	36%	33%	35%	42% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[5] The portfolio turnover is representative of the fund for the entire year.

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions:
From net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$37.190	$43.140	$40.020	$40.350	$35.700	$27.400

0.057	0.049	0.058	0.036	—	(0.050)
1.311	(2.726)	6.115	4.259	7.004	9.193
1.368	(2.677)	6.173	4.295	7.004	9.143

(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)
(3.418)	(3.273)	(3.053)	(4.625)	(2.354)	(0.843)

$35.140	$37.190	$43.140	$40.020	$40.350	$35.700

3.95%	(6.65% )	16.56%	11.77%	20.88%	34.57%

$25,425	$26,308	$37,033	$30,918	$23,731	$33,387
1.22%	1.12%	1.14%	1.14%	1.24%	1.33%

1.23%	—	—	—	—	—
0.37%	0.13%	0.15%	0.10%	—	(0.17% )

0.36%	—	—	—	—	—
8%	23%	36%	33%	35%	42%

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2008 (Unaudited)

Delaware Group Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

statements and totaled $1,401 for the six months ended May 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, ( excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 1.16% of average daily net assets of the Fund through March 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2008, the Fund was charged $12,867 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2009, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$318,576
Dividend disbursing, transfer agent and fund accounting
oversight fees, and other expenses payable to DSC	141,080
Distribution fees payable to DDLP	183,898
Other expenses payable to DMC and affiliates*	30,429

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $18,310 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2008, DDLP earned $10,086 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2008, DDLP received gross CDSC Commissions of $157, $28,882 and $3,107 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2008, the Fund made purchases of $21,279,122 and sales of $124,591,745 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $531,233,318. At May 31, 2008, net unrealized appreciation was $101,100,218, of which $156,925,673 related to unrealized appreciation of investments and $55,825,455 related to unrealized depreciation of investments.

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments (continued)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level	Securities	Derivatives
Level 1	$632,333,536	$—
Level 2	—	—
Level 3	—	—
Total	$632,333,536	$—

28

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/08*	11/30/07
Ordinary Income	$—	$14,551,917
Long-term capital gain	55,813,463	48,247,827
Total	$55,813,463	$62,799,744

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$404,494,431
Undistributed long-term capital gains	11,547,505
Unrealized appreciation of investments	101,100,218
Net assets	$517,142,154

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales. The undistributed earnings for the Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$174,829
Paid-in capital	(174,829)

29

Notes to financial statements
Delaware Small Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
Shares sold:
Class A	611,372	1,463,749
Class B	3,117	32,759
Class C	100,574	192,771
Class R	123,687	397,624
Institutional Class	65,055	177,796

Shares issued upon reinvestment of dividends and distributions:
Class A	1,044,854	952,637
Class B	169,157	197,855
Class C	310,013	323,483
Class R	61,776	44,056
Institutional Class	69,301	70,822
	2,558,906	3,853,552
Shares repurchased:
Class A	(2,159,155)	(3,360,466)
Class B	(417,490)	(998,258)
Class C	(792,301)	(1,292,964)
Class R	(155,987)	(341,947)
Institutional Class	(118,139)	(399,673)
	(3,643,072)	(6,393,308)
Net decrease	(1,084,166)	(2,539,756)

For the six months ended May 31, 2008 and the year ended November 30, 2007, 114,818 Class B shares were converted to 104,113 Class A shares valued at $3,423,756 and 357,349 Class B shares were converted to 328,289 Class A shares valued at $13,268,291, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2008, or at any time during the period then ended.

30

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less then the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the value of the securities on loan was $111,286,796, for which the Fund received collateral, comprised of non-cash collateral valued at $491,666, and cash collateral of $115,550,829. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There

31

Notes to financial statements
Delaware Small Cap Value Fund

9. Credit and Market Risk (continued)

were no direct real estate holdings during the six months ended May 31, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

32

Other Fund information (unaudited)
Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances,

33

Other Fund information (unaudited)
Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement (continued)

increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/ best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the third quartile of its Performance Universe. The Board noted that the Fund’s performance results were not in line with the Board’s objective. However, early 2008 performance improved relative to the Fund’s Lipper peers. The Board expressed confidence in the portfolio management team and efforts to enhance Fund performance and meet the Board’s objective.

34

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through March 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered

35

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement (continued)

the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

36

About the organization

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

37

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

38

Semiannual report

Delaware Dividend Income Fund

May 31, 2008

Value equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 equity holdings	3

Statement of net assets	6

Statement of operations	26

Statements of changes in net assets	28

Financial highlights	30

Notes to financial statements	40

Other Fund information	51

About the organization	56

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 to May 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/1/07 to 5/31/08*
Actual Fund return
Class A	$1,000.00	$ 960.80	1.00%	$4.90
Class B	1,000.00	956.20	1.75%	8.56
Class C	1,000.00	957.00	1.75%	8.56
Class R	1,000.00	958.80	1.25%	6.12
Institutional Class	1,000.00	961.20	0.75%	3.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	1.00%	$5.05
Class B	1,000.00	1,016.25	1.75%	8.82
Class C	1,000.00	1,016.25	1.75%	8.82
Class R	1,000.00	1,018.75	1.25%	6.31
Institutional Class	1,000.00	1,021.25	0.75%	3.79

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Sector allocation and top 10 equity holdings
Delaware Dividend Income Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	54.07%
Consumer Discretionary	3.73%
Consumer Staples	5.06%
Diversified REITs	1.45%
Energy	3.38%
Financials	7.99%
Health Care	7.80%
Health Care REITs	1.08%
Hotel REITs	0.95%
Industrial REITs	1.43%
Industrials	2.76%
Information Technology	4.94%
Mall REITs	2.40%
Manufactured Housing REITs	0.32%
Materials	1.21%
Mortgage REITs	0.41%
Multifamily REITs	1.34%
Office REITs	1.89%
Real Estate Operating Companies	0.51%
Self-Storage REITs	0.47%
Shopping Center REITs	0.89%
Specialty REITs	0.29%
Telecommunications	2.47%
Transportation	0.00%
Utilities	1.30%
Convertible Preferred Stock	4.83%
Automobiles & Automotive Parts	0.29%
Banking, Finance & Insurance	2.14%
Cable, Media & Publishing	0.19%
Energy	0.56%
Health Care & Pharmaceuticals	0.55%
Telecommunications	0.33%
Utilities	0.77%

3

Sector allocation and top 10 equity holdings
Delaware Dividend Income Fund

Sector	Percentage of net assets
Convertible Bonds	13.65%
Aerospace & Defense	0.40%
Basic Industries	0.39%
Cable, Media & Publishing	0.65%
Computers & Technology	2.82%
Electronics & Electrical Equipment	0.94%
Energy	1.16%
Environmental Services	0.09%
Health Care & Pharmaceuticals	3.91%
Real Estate	0.64%
Retail	0.51%
Telecommunications	1.49%
Transportation	0.47%
Utilities	0.18%
Corporate Bonds	23.42%
Basic Industries	2.39%
Brokerage	0.06%
Capital Goods	2.13%
Consumer Cyclical	2.23%
Consumer Non-Cyclical	1.30%
Energy	3.52%
Finance & Investments	0.37%
Media	1.63%
Real Estate	0.25%
Services Cyclical	1.98%
Services Non-Cyclical	1.73%
Technology & Electronics	0.46%
Telecommunications	3.33%
Utilities	2.04%
Senior Secured Loans	0.91%
Sovereign Debt	0.07%
Leveraged Non-Recourse Security	0.00%
Limited Partnership	0.15%

4

Sector	Percentage of net assets
Preferred Stock	0.47%
Industrials	0.03%
Leisure, Lodging & Entertainment	0.06%
Real Estate	0.38%
Residual Interest Trust Certificate	0.06%
Warrants	0.00%
Repurchase Agreements	1.53%
Securities Lending Collateral	12.31%
Total Value of Securities	111.47%
Obligation to Return Securities Lending Collateral	(12.31%)
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of net assets
Johnson & Johnson	1.40%
Morgan Stanley	1.39%
Bristol-Myers Squibb	1.37%
Discover Financial Services	1.34%
Simon Property Group	1.30%
Kraft Foods Class A	1.30%
Progress Energy	1.30%
Heinz (H.J.)	1.26%
Kimberly-Clark	1.26%
Baxter international	1.25%

5

Statement of net assets
Delaware Dividend Income Fund	May 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 54.07%
Consumer Discretionary – 3.73%
*Gap	490,000	$8,942,499
*†Jarden	8,850	165,938
Limited Brands	460,300	8,920,614
Mattel	426,900	8,597,766
†Penn National Gaming	4,200	194,964
†Time Warner Cable Class A	12	361
		26,822,142
Consumer Staples – 5.06%
Heinz (H.J.)	181,800	9,073,638
Kimberly-Clark	141,600	9,034,080
Kraft Foods Class A	288,600	9,373,728
Safeway	280,600	8,942,722
		36,424,168
Diversified REITs – 1.45%
*iStar Financial	112,800	2,156,736
*Liberty Property Trust	34,100	1,210,550
Vornado Realty Trust	72,200	7,056,106
		10,423,392
Energy – 3.38%
Chevron	85,000	8,427,750
ConocoPhillips	93,700	8,723,470
Marathon Oil	140,000	7,194,600
		24,345,820
Financials – 7.99%
Allstate	171,600	8,741,304
Discover Financial Services	559,950	9,603,143
Hartford Financial Services Group	125,300	8,905,071
*KKR Financial Holdings	92,300	1,122,368
*Lehman Brothers Holdings	198,400	7,303,104
Morgan Stanley	226,700	10,026,941
*Wachovia	281,500	6,699,700
*Washington Mutual	568,600	5,128,772
		57,530,403
Health Care – 7.80%
Abbott Laboratories	157,900	8,897,665
Baxter International	147,800	9,030,580
Bristol-Myers Squibb	432,700	9,861,233
*Brookdale Senior Living	37,500	989,250

6

	Number of shares	Value
Common Stock (continued)
Health Care (continued)
Johnson & Johnson	150,800	$10,064,392
Pfizer	437,000	8,460,320
Wyeth	198,400	8,822,848
		56,126,288
Health Care REITs – 1.08%
*HCP	40,200	1,377,252
*Health Care REIT	47,700	2,303,910
Ventas	85,500	4,074,930
		7,756,092
Hotel REITs – 0.95%
*Ashford Hospitality Trust	97,200	596,808
Hersha Hospitality Trust	330,300	3,141,153
*Host Hotels & Resorts	180,000	3,094,200
		6,832,161
Industrial REITs – 1.43%
AMB Property	49,500	2,917,530
ProLogis	119,000	7,369,670
		10,287,200
Industrials – 2.76%
Donnelley (R.R.) & Sons	272,000	8,929,760
Grupo Aeroportuario del Centro Norte ADR	75,042	1,503,842
@Õ=†Port Townsend	1,110	692,640
Waste Management	231,400	8,777,002
		19,903,244
Information Technology – 4.94%
Intel	381,300	8,838,534
*International Business Machines	69,000	8,930,670
Motorola	966,500	9,017,445
Xerox	643,400	8,737,372
		35,524,021
Mall REITs – 2.40%
*General Growth Properties	124,300	5,165,908
*Macerich	38,400	2,746,752
*Simon Property Group	94,500	9,389,520
		17,302,180
Manufactured Housing REITs – 0.32%
*Equity Lifestyle Properties	33,100	1,644,739
*Sun Communities	34,000	681,700
		2,326,439

7

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Materials – 1.21%
duPont (E.I.) deNemours	181,400	$8,690,874
		8,690,874
Mortgage REITs – 0.41%
Annaly Capital Management	96,400	1,716,884
*Chimera Investment	87,800	1,216,908
		2,933,792
Multifamily REITs – 1.34%
*American Campus Communities	59,200	1,800,864
*Apartment Investment & Management	38,520	1,524,236
AvalonBay Communities	8,400	850,080
*Camden Property Trust	33,900	1,669,914
Equity Residential	77,300	3,269,017
*UDR	22,300	551,702
		9,665,813
Office REITs – 1.89%
*Alexandria Real Estate Equities	41,200	4,297,160
*Brandywine Realty Trust	70,000	1,313,900
*Highwoods Properties	63,000	2,268,000
Mack-Cali Realty	45,500	1,758,120
PS Business Parks	23,800	1,368,500
*SL Green Realty	25,900	2,582,230
		13,587,910
Real Estate Operating Companies – 0.51%
*Macquarie Infrastructure	74,400	2,473,056
*Marriott International Class A	35,600	1,171,596
		3,644,652
Self-Storage REITs – 0.47%
Public Storage	38,200	3,366,566
		3,366,566
Shopping Center REITs – 0.89%
*Developers Diversified Realty	34,500	1,368,960
*Federal Realty Investment Trust	46,400	3,740,768
*Ramco-Gershenson Properties Trust	56,600	1,265,010
		6,374,738
Specialty REITs – 0.29%
*Entertainment Properties Trust	37,400	2,058,870
		2,058,870

8

	Number of shares	Value
Common Stock (continued)
Telecommunications – 2.47%
AT&T	222,300	$8,869,770
†Century Communications	1,625,000	1,158
*Verizon Communications	231,000	8,886,570
		17,757,498
Transportation – 0.00%
†Northwest Airlines	1,197	8,451
		8,451
Utilities – 1.30%
*†Mirant	448	18,198
Progress Energy	218,300	9,334,508
		9,352,706
Total Common Stock (cost $425,749,237)		389,045,420

Convertible Preferred Stock – 4.83%
Automobiles & Automotive Parts – 0.29%
*General Motors 5.25% exercise price $64.90,
expiration date 3/6/32	128,500	2,084,270
		2,084,270
Banking, Finance & Insurance – 2.14%
Aspen Insurance 5.625% exercise price $29.28,
expiration date 12/31/49	37,800	1,840,388
*•Citigroup Funding 4.973% exercise price $29.50,
expiration date 9/27/08	155,000	3,613,050
E Trade Group 6.125% exercise price $21.82,
expiration date 11/18/08	75,500	471,875
*Fannie Mae 8.75% exercise price $32.45,
expiration date 5/13/11	25,000	1,246,875
#Goldman Sachs Group 144A 35.60% exercise price
$100.00, expiration date 8/22/08	20,000	1,931,420
#Morgan Stanley 144A
11.00% exercise price $94.64,
expiration date 1/7/09	35,432	3,337,517
35.50% exercise price $100.00,
expiration date 10/28/08	1,000	969,435
Sovereign Capital Trust IV 4.375% exercise price
$29.16, expiration date 3/1/34	35,700	1,115,625
XL Capital 7.00% exercise price $80.59,
expiration date 2/15/09	64,400	896,448
		15,422,633

9

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Convertible Preferred Stock (continued)
Cable, Media & Publishing – 0.19%
#Interpublic Group 144A 5.25% exercise price $13.66,
expiration date 12/31/49	1,500	$1,386,000
		1,386,000
Energy – 0.56%
*Chesapeake Energy 4.50% exercise price $44.17,
expiration date 12/31/49	17,075	2,317,931
El Paso Energy Capital Trust I 4.75%
exercise price $41.59, expiration date 3/31/28	39,900	1,668,219
		3,986,150
Health Care & Pharmaceuticals – 0.55%
Mylan 6.50% exercise price $17.08,
expiration date 11/15/10	1,700	1,612,722
Schering-Plough 6.00% exercise price $33.69,
expiration date 8/13/10	12,000	2,354,250
		3,966,972
Telecommunications – 0.33%
Lucent Technologies Capital Trust I 7.75% exercise
price $24.80, expiration date 3/15/17	3,000	2,400,750
		2,400,750
Utilities – 0.77%
•CenterPoint Energy 2.00% exercise price $40.88,
expiration date 9/15/29	26,000	767,156
Entergy 7.625% exercise price $86.97,
expiration date 2/17/09	40,750	2,888,156
NRG Energy 5.75% exercise price $30.23,
expiration date 3/16/09	5,335	1,890,257
		5,545,569
Total Convertible Preferred Stock (cost $40,813,659)		34,792,344

	Principal amount
Convertible Bonds – 13.65%
Aerospace & Defense – 0.40%
#AAR 144A 1.75% 2/1/26 exercise price $29.43,
expiration date 2/1/26	$1,150,000	1,053,688

10

	Principal amount	Value
Convertible Bonds (continued)
Aerospace & Defense (continued)
#L-3 Communications Holdings 144A
3.00% 8/1/35 exercise price $101.70,
expiration date 8/1/35	$1,500,000	$1,848,750
		2,902,438
Basic Industries – 0.39%
#Apex Silver Mines 144A 2.875% 3/15/24
exercise price $28.62, expiration date 3/15/24	1,000,000	541,250
Rayonier TRS Holdings 3.75% 10/15/12
exercise price $54.82, expiration date 10/15/12	2,130,000	2,279,100
		2,820,350
Cable, Media & Publishing – 0.65%
Liberty Media 3.25% 3/15/31 exercise price $53.86,
expiration date 3/8/31	3,000,000	2,043,750
#Playboy Enterprises 144A 3.00% 3/15/25 exercise
price $17.02, expiration date 3/15/25	3,240,000	2,668,950
		4,712,700
Computers & Technology – 2.82%
Advanced Micro Devices
6.00% 5/1/15 exercise price $28.08,
expiration date 5/1/15	2,430,000	1,652,400
#144A 6.00% 5/1/15 exercise price $28.08,
expiration date 5/1/15	3,385,000	2,301,800
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14,
expiration date 7/15/23	3,200,000	3,215,999
Euronet Worldwide 3.50% 10/15/25 exercise price $40.48,
expiration date 10/15/25	3,445,000	2,893,800
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00,
expiration date 11/1/08	1,950,000	1,954,875
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43,
expiration date 1/15/26	1,540,000	1,170,400

11

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Convertible Bonds (continued)
Computers & Technology (continued)
Intel
2.95% 12/15/35 exercise price $31.53,
expiration date 12/15/35	$500,000	$507,500
#144A 2.95% 12/15/26 exercise price $31.53,
expiration date 12/15/35	1,140,000	1,157,100
ON Semiconductor 2.625% 12/15/26 exercise price
$10.50, expiration date 12/15/26	2,125,000	2,472,969
SanDisk 1.00% 5/15/13 exercise price $82.36,
expiration date 5/15/13	3,870,000	2,941,200
		20,268,043
Electronics & Electrical Equipment – 0.94%
*Fisher Scientific International 3.25% 3/1/24 exercise
price $40.20,expiration date 3/1/24	1,500,000	2,388,750
Flextronics International 1.00% 8/1/10 exercise price
$15.53, expiration date 8/1/10	3,450,000	3,363,750
Vishay Intertechnology 3.625% 8/1/23 exercise price
$21.28, expiration date 8/1/23	1,000,000	1,000,000
		6,752,500
Energy – 1.16%
Halliburton 3.125% 7/15/23 exercise price
$18.74, expiration date 7/15/23	1,750,000	4,552,187
Peabody Energy 4.75% 12/15/41 exercise
price $58.45, expiration date 12/15/41	1,295,000	1,887,463
Transocean
1.50% 12/15/37 exercise price $168.61,
expiration date 12/15/37	865,000	976,369
1.625% 12/15/37 exercise price $168.61,
expiration date 12/15/37	865,000	974,206
		8,390,225
Environmental Services – 0.09%
Allied Waste Industries 4.25% 4/15/34 exercise price $20.43,
expiration date 4/15/34	660,000	635,250
		635,250

12

	Principal amount	Value
Convertible Bonds (continued)
Health Care & Pharmaceuticals – 3.91%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61,
expiration date 8/1/26	$4,075,000	$3,173,405
Allergan
1.50% 4/1/26 exercise price $63.33,
expiration date 4/1/26	600,000	663,000
#144A 1.50% 4/1/26 exercise price $63.33,
expiration date 4/1/26	1,935,000	2,138,175
Amgen
*0.375% 2/1/13 exercise price $79.48,
expiration date 2/1/13	1,680,000	1,455,300
#144A 0.375% 2/1/13 exercise price $79.48,
expiration date 2/1/13	775,000	671,344
•Bristol-Myers Squibb 2.30% 9/15/23
exercise price $41.28, expiration date 9/15/23	1,600,000	1,592,000
CV Therapeutics 3.25% 8/16/13 exercise price $27.00,
expiration date 8/16/13	530,000	398,825
Encysive Pharmaceuticals
2.50% 3/15/12 exercise price $13.95,
expiration date 3/15/12	200,000	199,250
#144A 2.50% 3/15/12 exercise price $13.95,
expiration date 3/15/12	2,000,000	1,992,500
*Genzyme 1.25% 12/1/23 exercise price $71.24,
expiration date 12/1/23	2,000,000	2,160,000
Health Management Associates 4.375% 8/1/23
exercise price $13.93, expiration date 8/1/23	1,550,000	1,553,875
fHologic 2.00% 12/15/37 exercise price $38.59,
expiration date 12/15/37	1,715,000	1,534,925
LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79,
expiration date 5/14/14	850,000	775,625
Lincare Holdings 3.00% 6/15/33 exercise price $53.33,
expiration date 6/15/33	2,000,000	2,002,500

13

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Convertible Bonds (continued)
Health Care & Pharmaceuticals (continued)
Medtronic
1.50% 4/15/11 exercise price $55.96,
expiration date 4/15/11	$1,000,000	$ 1,052,500
*1.625% 4/15/13 exercise price $55.96,
expiration date 4/15/13	2,000,000	2,120,000
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price
$47.06, expiration date 2/1/26	1,535,000	1,577,213
•Wyeth 3.581% 1/15/24 exercise price $60.09,
expiration date 1/15/24	3,000,000	3,060,630
		28,121,067
Real Estate – 0.64%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18,
expiration date 4/1/10	1,685,000	1,729,653
#Weingarten Realty Investors 144A 3.95% 8/1/26
exercise price $46.13, expiration date 8/1/26	3,000,000	2,876,250
		4,605,903
Retail – 0.51%
Pantry 3.00% 11/15/12 exercise price $50.10,
expiration date 11/15/12	1,755,000	1,230,694
#Saks 144A 2.00% 3/15/24 exercise price $11.97,
expiration date 3/15/24	1,135,000	1,444,287
Sonic Automotive 5.25% 5/7/09 exercise price $46.87,
expiration date 5/7/09	1,000,000	975,000
		3,649,981
Telecommunications – 1.49%
Amdocs 0.50% 3/15/24 exercise price $43.12,
expiration date 3/15/24	2,000,000	1,997,500
Level 3 Communications 3.50% 6/15/12 exercise price
$5.46, expiration date 6/15/12	2,425,000	2,112,781
NII Holdings 3.125% 6/15/12 exercise price $118.32,
expiration date 6/15/12	3,435,000	2,984,156
#Nortel Networks 144A
1.75% 4/15/12 exercise price $32.00,
expiration date 4/15/12	845,000	636,919
2.125% 4/15/14 exercise price $32.00,
expiration date 4/15/14	845,000	583,050

14

	Principal amount	Value
Convertible Bonds (continued)
Telecommunications (continued)
Qwest Communications International 3.50% 11/15/25
exercise price $5.73, expiration date 11/15/25	$ 750,000	$ 805,313
#Virgin Media 144A 6.50% 11/15/16
exercise price $19.22, expiration date 11/15/16	1,400,000	1,596,000
		10,715,719
Transportation – 0.47%
*#ExpressJet Holdings 144A 4.25% 8/1/23
exercise price $18.20, expiration date 8/1/23	750,000	622,500
*JetBlue Airways 3.50% 7/15/33 exercise price $28.33,
expiration date 7/15/33	2,775,000	2,740,313
		3,362,813
Utilities – 0.18%
Dominion Resources 2.125% 12/15/23
exercise price $36.33, expiration date 12/15/23	1,000,000	1,277,500
		1,277,500
Total Convertible Bonds (cost $102,109,341)		98,214,489

Corporate Bonds – 23.42%
Basic Industries – 2.39%
*Domtar 7.125% 8/15/15	505,000	484,800
*#Evraz Group 144A 9.50% 4/24/18	1,775,000	1,821,504
Foundation Pennsylvania Coal 7.25% 8/1/14	1,230,000	1,266,900
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,030,000	1,093,226
Georgia-Pacific
*7.70% 6/15/15	315,000	314,213
8.875% 5/15/31	865,000	860,675
Innophos 8.875% 8/15/14	615,000	630,375
#Innophos Holding 144A 9.50% 4/15/12	510,000	494,700
International Coal Group 10.25% 7/15/14	725,000	728,625
International Paper 7.95% 6/15/18	375,000	376,942
#MacDermid 144A 9.50% 4/15/17	935,000	911,625
Momentive Performance Materials 9.75% 12/1/14	1,085,000	1,011,763
#NewPage 144A 10.00% 5/1/12	850,000	909,500
#Norske Skogindustrier 144A 7.125% 10/15/33	175,000	111,125
@Õ=Port Townsend Private Note 12.431% 8/27/12	310,800	307,692
Potlatch 13.00% 12/1/09	1,075,000	1,187,866

15

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Corporate Bonds (continued)
Basic Industries (continued)
*#Rock-Tenn 144A 9.25% 3/15/16	$ 490,000	$ 519,400
Rockwood Specialties Group 7.50% 11/15/14	690,000	679,650
•#Ryerson 144A 10.248% 11/1/14	980,000	908,950
#Sappi Papier Holding 144A 6.75% 6/15/12	850,000	799,865
#Steel Dynamics 144A 7.75% 4/15/16	1,330,000	1,339,975
•Verso Paper Holdings 6.623% 8/1/14	470,000	439,450
		17,198,821
Brokerage – 0.06%
LaBranche 11.00% 5/15/12	440,000	454,300
		454,300
Capital Goods – 2.13%
*Associated Materials 9.75% 4/15/12	615,000	615,000
BWAY 10.00% 10/15/10	715,000	723,938
CPG International I 10.50% 7/1/13	620,000	517,700
DR Horton 8.00% 2/1/09	565,000	567,825
DRS Technologies 7.625% 2/1/18	885,000	958,013
Graham Packaging 8.50% 10/15/12	1,035,000	1,009,125
Graphic Packaging International 8.50% 8/15/11	760,000	771,400
Greenbrier 8.375% 5/15/15	1,005,000	972,338
Interface 10.375% 2/1/10	1,130,000	1,192,150
Intertape Polymer 8.50% 8/1/14	460,000	411,700
KB HOME
7.75% 2/1/10	270,000	266,625
8.625% 12/15/08	615,000	624,225
*L-3 Communications 7.625% 6/15/12	435,000	444,244
#Moog 144A 7.25% 6/15/18	145,000	146,813
*NXP BV Funding 9.50% 10/15/15	1,840,000	1,741,099
Owens Brockway Glass Container 6.75% 12/1/14	940,000	956,450
Owens Corning 6.50% 12/1/16	555,000	488,046
*Smurfit-Stone Container Enterprises 8.00% 3/15/17	540,000	468,450
Thermadyne Holdings 10.50% 2/1/14	425,000	416,500
Toll
8.25% 2/1/11	220,000	213,400
8.25% 12/1/11	275,000	265,375
Trimas 9.875% 6/15/12	630,000	589,050
Vitro 11.75% 11/1/13	940,000	944,700
		15,304,166

16

	Principal amount	Value
Corporate Bonds (continued)
Consumer Cyclical – 2.23%
*Dollar General 10.625% 7/15/15	$ 925,000	$ 911,125
Ford Motor 7.45% 7/16/31	1,260,000	878,850
Ford Motor Credit 7.80% 6/1/12	5,245,000	4,644,259
*General Motors 8.375% 7/15/33	1,245,000	859,050
Global Cash Access 8.75% 3/15/12	790,000	790,000
GMAC
*5.85% 1/14/09	485,000	476,509
6.875% 8/28/12	4,310,000	3,474,657
Lear 8.75% 12/1/16	1,650,000	1,505,625
*Neiman Marcus Group
10.375% 10/15/15	240,000	249,300
PIK 9.00% 10/15/15	780,000	801,450
Sonic Automotive 8.625% 8/15/13	470,000	458,250
Tenneco 8.625% 11/15/14	1,038,000	1,032,810
		16,081,885
Consumer Non-Cyclical – 1.30%
ACCO Brands 7.625% 8/15/15	565,000	522,625
Advanced Medical Optics 7.50% 5/1/17	990,000	930,600
*#Bausch & Lomb 144A 9.875% 11/1/15	1,200,000	1,259,999
Cardtronics
9.25% 8/15/13	315,000	302,400
#144A 9.25% 8/15/13	645,000	619,200
*Constellation Brands 8.125% 1/15/12	1,035,000	1,053,113
Del Monte
6.75% 2/15/15	300,000	291,750
8.625% 12/15/12	245,000	252,350
*Jarden 7.50% 5/1/17	991,000	889,423
Õ@National Beef Packing 10.50% 8/1/11	895,000	836,825
Pilgrim’s Pride
7.625% 5/1/15	489,000	452,325
*8.375% 5/1/17	548,000	480,870
Universal Hospital Services PIK 8.50% 6/1/15	885,000	898,275
*Visant Holding 8.75% 12/1/13	555,000	555,000
		9,344,755
Energy – 3.52%
*AmeriGas Partners 7.125% 5/20/16	1,125,000	1,096,875
Chesapeake Energy 6.375% 6/15/15	100,000	96,250
Complete Production Service 8.00% 12/15/16	500,000	508,750

17

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
Compton Petroleum Finance 7.625% 12/1/13	$1,740,000	$ 1,711,724
#Connacher Oil & Gas 144A 10.25% 12/15/15	1,100,000	1,166,000
#Copano Energy 144A 7.75% 6/1/18	490,000	489,388
Dynergy Holdings 7.75% 6/1/19	1,765,000	1,681,162
*El Paso 6.875% 6/15/14	1,145,000	1,154,710
#El Paso Performance-Linked Trust 144A
7.75% 7/15/11	525,000	542,682
Energy Partners 9.75% 4/15/14	505,000	477,225
Ferrellgas Escrow 6.75% 5/1/14	780,000	748,800
Geophysique-Veritas
7.50% 5/15/15	155,000	157,713
7.75% 5/15/17	670,000	686,750
#Helix Energy Solutions 144A 9.50% 1/15/16	1,155,000	1,206,974
#Hilcorp Energy I 144A
7.75% 11/1/15	1,100,000	1,080,750
9.00% 6/1/16	455,000	474,338
Inergy Finance
6.875% 12/15/14	350,000	339,500
8.25% 3/1/16	200,000	204,500
*#144A 8.25% 3/1/16	335,000	342,538
KCS Energy 7.125% 4/1/12	465,000	455,700
*#Key Energy Services 144A 8.375% 12/1/14	720,000	747,000
Mariner Energy 8.00% 5/15/17	1,175,000	1,142,688
#MarkWest Energy Partners 144A 8.75% 4/15/18	465,000	489,413
Massey Energy 6.875% 12/15/13	980,000	970,200
OPTI Canada
7.875% 12/15/14	485,000	493,488
8.25% 12/15/14	410,000	424,350
PetroHawk Energy 9.125% 7/15/13	1,325,000	1,384,624
Plains Exploration & Production
7.00% 3/15/17	1,180,000	1,141,650
7.625% 6/1/18	225,000	227,250
Range Resources 7.25% 5/1/18	200,000	204,000
Regency Energy Partners 8.375% 12/15/13	949,000	986,960
#Stallion Oilfield Services 144A 9.75% 2/1/15	405,000	336,150
Whiting Petroleum 7.25% 5/1/13	1,355,000	1,354,999
Williams 7.50% 1/15/31	735,000	771,750
		25,296,851

18

	Principal amount	Value
Corporate Bonds (continued)
Finance & Investments – 0.37%
*Leucadia National 8.125% 9/15/15	$ 536,000	$ 551,410
#LVB Acquisition Merger 144A 10.00% 10/15/17	830,000	894,324
#Nuveen Investments 144A 10.50% 11/15/15	945,000	893,025
Silicon Valley Bank 6.05% 6/1/17	310,000	270,409
Unum Group 5.859% 5/15/09	50,000	50,606
		2,659,774
Media – 1.63%
CCO Holdings 8.75% 11/15/13	790,000	754,450
*#Charter Communications Operating 144A
10.875% 9/15/14	2,230,000	2,397,249
*Clear Channel Communications 5.50% 9/15/14	655,000	429,541
#CSC Holdings 144A 8.50% 6/15/15	725,000	728,625
Dex Media West 9.875% 8/15/13	1,345,000	1,299,606
#DirecTV Holdings 144A 7.625% 5/15/16	910,000	911,138
Echostar DBS 7.125% 2/1/16	420,000	403,200
Lamar Media
*6.625% 8/15/15	615,000	582,713
6.625% 8/15/15	455,000	431,113
#LBI Media 144A 8.50% 8/1/17	465,000	378,975
Quebecor Media 7.75% 3/15/16	1,220,000	1,201,700
Time Warner Telecom Holdings 9.25% 2/15/14	660,000	686,400
Univision Communications 7.85% 7/15/11	470,000	446,500
#Videotron 144A 9.125% 4/15/18	1,000,000	1,075,000
		11,726,210
Real Estate – 0.25%
Host Hotels & Resorts 7.125% 11/1/13	900,000	895,500
iStar Financial 8.625% 6/1/13	935,000	925,401
		1,820,901
Services Cyclical – 1.98%
FTI Consulting 7.625% 6/15/13	1,630,000	1,695,199
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,495,000	1,517,425
Gaylord Entertainment 8.00% 11/15/13	965,000	936,050
Harrah’s Operating 5.50% 7/1/10	1,010,000	922,888
Hertz 8.875% 1/1/14	1,015,000	1,015,000
Kansas City Southern de Mexico 9.375% 5/1/12	1,280,000	1,344,000
Majestic Star Casino 9.50% 10/15/10	450,000	390,375
MGM MIRAGE
7.50% 6/1/16	1,770,000	1,581,938
7.625% 1/15/17	879,000	777,915

19

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Corporate Bonds (continued)
Services Cyclical (continued)
‡Northwest Airlines 10.00% 2/1/09	$ 265,000	$ 2,650
Park Place Entertainment 7.875% 3/15/10	800,000	762,000
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,753,000	1,906,387
Seabulk International 9.50% 8/15/13	424,000	447,850
Travelport 9.875% 9/1/14	995,000	962,663
		14,262,340
Services Non-Cyclical – 1.73%
Allied Waste North America 7.875% 4/15/13	510,000	524,025
ARAMARK
•6.373% 2/1/15	485,000	468,025
*8.50% 2/1/15	980,000	1,008,175
Casella Waste Systems 9.75% 2/1/13	1,083,000	1,088,415
Community Health Systems 8.875% 7/15/15	1,340,000	1,388,575
Õ@CRC Health 10.75% 2/1/16	545,000	460,525
HCA
9.25% 11/15/16	2,170,000	2,297,487
PIK 9.625% 11/15/16	1,550,000	1,639,125
*•HealthSouth 10.829% 6/15/14	925,000	948,125
Iron Mountain
6.625% 1/1/16	505,000	489,850
8.625% 4/1/13	545,000	555,900
Select Medical 7.625% 2/1/15	565,000	505,675
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	775,000	743,985
8.03% 10/1/20	350,000	340,358
		12,458,245
Technology & Electronics – 0.46%
Freescale Semiconductor
•6.675% 12/15/14	775,000	658,750
8.875% 12/15/14	25,000	22,250
Sungard Data Systems
9.125% 8/15/13	1,049,000	1,085,715
10.25% 8/15/15	1,452,000	1,517,340
		3,284,055
Telecommunications – 3.33%
Õ@=‡ Allegiance Telecom 11.75% 2/15/08	10,000	0
Alltel 7.00% 7/1/12	880,000	774,400
Broadview Networks Holdings 11.375% 9/1/12	505,000	484,800

20

	Principal amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
•Centennial Communications 8.448% 1/1/13	$ 650,000	$ 622,375
Citizens Communications 7.125% 3/15/19	970,000	892,400
*Cricket Communications 9.375% 11/1/14	1,365,000	1,324,050
#Digicel 144A 9.25% 9/1/12	1,205,000	1,244,163
Hughes Network Systems 9.50% 4/15/14	1,095,000	1,111,425
ΩInmarsat Finance 10.375% 11/15/12	1,920,000	1,929,600
Intelsat Bermuda 11.25% 6/15/16	1,975,000	2,024,374
Lucent Technologies 6.45% 3/15/29	544,000	419,560
MetroPCS Wireless 9.25% 11/1/14	1,740,000	1,681,275
Nortel Networks
•6.963% 7/15/11	1,075,000	1,015,875
10.75% 7/15/16	865,000	858,513
*#144A 10.75% 7/15/16	45,000	44,663
PAETEC Holding 9.50% 7/15/15	540,000	510,300
Qwest 7.50% 10/1/14	490,000	490,000
Qwest Capital Funding 7.25% 2/15/11	1,255,000	1,233,038
Rural Cellular
•8.623% 11/1/12	430,000	439,675
9.875% 2/1/10	800,000	824,000
Sprint Capital 8.375% 3/15/12	2,285,000	2,223,923
#Vimpelcom 144A 9.125% 4/30/18	970,000	1,003,226
Virgin Media Finance 8.75% 4/15/14	1,875,000	1,851,563
Windstream 8.125% 8/1/13	960,000	986,400
		23,989,598
Utilities – 2.04%
AES
7.75% 3/1/14	665,000	668,325
8.00% 10/15/17	730,000	736,388
Edison Mission Energy 7.625% 5/15/27	725,000	686,938
Elwood Energy 8.159% 7/5/26	1,030,096	989,819
Midwest Generation 8.30% 7/2/09	628,674	641,247
Mirant Americas Generation 8.30% 5/1/11	900,000	938,250
Mirant North America 7.375% 12/31/13	1,195,000	1,209,938
*NRG Energy 7.375% 2/1/16	2,640,000	2,580,600
Orion Power Holdings 12.00% 5/1/10	806,000	888,615
#Texas Competitive Electric Holdings 144A
10.25% 11/1/15	5,165,000	5,300,580
		14,640,700
Total Corporate Bonds (cost $167,993,736)		168,522,601

21

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
«Senior Secured Loans – 0.91%
BNY ConvergEx Group 5.696% 9/29/13	$1,050,000	$ 994,875
Calpine 1st Lien 5.571% 3/29/14	940,000	911,086
Ford Motor 5.80% 11/29/13	1,818,171	1,572,381
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14	780,000	694,200
USI Holdings 5.446% 5/4/14	992,500	921,164
Venetian Macau 4.946% 5/26/13	1,500,000	1,447,500
Total Senior Secured Loans (cost $6,894,194)		6,541,206

Sovereign Debt – 0.07%
Argentina – 0.07%
Republic of Argentina 8.28% 12/31/33	581,128	475,072
Total Sovereign Debt (cost $466,849)		475,072

Leveraged Non-Recourse Security – 0.00%
@w#JP Morgan Fixed Income Pass Through Trust 2007
144A 0.02% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

	Number of shares
Limited Partnership – 0.15%
Brookfield Infrastructure Partners	59,100	1,114,626
Total Limited Partnership (cost $1,123,157)		1,114,626

Preferred Stock – 0.47%
Industrials – 0.03%
@Õ=Port Townsend	222	219,780
		219,780
Leisure, Lodging & Entertainment – 0.06%
*Red Lion Hotels Capital Trust 9.50%	17,479	422,118
		422,118
Real Estate – 0.38%
W2007 Grace Acquisitions 8.75%	21,700	217,000
*SL Green Realty 7.625%	108,900	2,487,276
		2,704,276
Total Preferred Stock (cost $3,961,583)		3,346,174

22

	Number of shares	Value
Residual Interest Trust Certificate – 0.06%
@w#Auction Pass Through Trust 2007-6 144A	1,000,000	$ 456,400
Total Residual Interest Trust Certificate (cost $1,088,378)		456,400

Warrants – 0.00%
@Õ =†Port Townsend	222	5,328
†#Solutia 144A, exercise price $7.59,
expiration date 7/15/09	12	0
Total Warrants (cost $6,349)		5,328

	Principal amount
Repurchase Agreements** – 1.53%
BNP Paribas 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $8,687,578 (collateralized
by U.S. Government obligations, ranging in par value
$94,000-$8,160,000, 4.00%-5.00%, 6/15/09-8/15/11;
with total market value $8,875,289)	$8,686,000	8,686,000
UBS Warburg 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $2,313,420 (collateralized
by U.S. Government obligations, ranging in par
value $288,000-$1,322,000, 4.50%-4.875%,
12/31/08-6/30/12; with total market value $2,361,829)	2,313,000	2,313,000
Total Repurchase Agreements (cost $10,999,000)		10,999,000
Total Value of Securities Before Securities Lending
Collateral – 99.16% (cost $762,310,483)		713,512,660

	Number of shares
Securities Lending Collateral*** – 12.31%
Investment Companies
Mellon GSL DBT II Collateral Fund	88,573,705	88,573,705
Total Securities Lending Collateral
(cost $88,573,705)		88,573,705

Total Value of Securities – 111.47%
(cost $850,884,188)		802,086,365	©
Obligation to Return Securities
Lending Collateral*** – (12.31%)		(88,573,705)

23

Statement of net assets
Delaware Dividend Income Fund

Receivables and Other Assets
Net of Liabilities – 0.84%	$ 6,061,872
Net Assets Applicable to 65,676,737
Shares Outstanding – 100.00%	$719,574,532

Net Asset Value – Delaware Dividend Income Fund
Class A ($345,440,779 / 31,524,746 Shares)	$10.96
Net Asset Value – Delaware Dividend Income Fund
Class B ($62,937,844 / 5,746,422 Shares)	$10.95
Net Asset Value – Delaware Dividend Income Fund
Class C ($303,415,558 / 27,695,496 Shares)	$10.96
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,956,595 / 361,277 Shares)	$10.95
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($3,823,756 / 348,796 Shares)	$10.96

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$787,170,699
Undistributed net investment income	3,257,649
Accumulated net realized loss on investments	(22,058,292)
Net unrealized depreciation of investments	(48,795,524)
Total net assets	$719,574,532

†	Non-income producing security for the period ended May 31, 2008.
‡	Non-income producing security. Security is currently in default.
•	Variable rate security. The rate shown is the rate as of May 31, 2008.
f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2008.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2008, the aggregate amount of restricted securities was $2,522,790 which represented 0.35% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

24

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2008, the aggregate amount of Rule 144A securities was $66,310,347, which represented 9.22% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $2,979,190, which represented 0.41% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2008, the aggregate amount of fair valued securities was $1,225,440, which represented 0.17% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 9 in “Notes to financial statements.”
©	Includes $107,692,087 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$10.96
Sales charge (5.75% of offering price) (B)	0.67
Offering price	$11.63

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

25

Statement of operations
Delaware Dividend Income Fund	Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$9,501,311
Interest	9,624,469
Security lending income	288,251	$ 19,414,031

Expenses:
Management fees	2,500,813
Distribution expenses – Class A	572,859
Distribution expenses – Class B	339,071
Distribution expenses – Class C	1,691,176
Distribution expenses – Class R	15,728
Dividend disbursing and transfer agent fees and expenses	741,647
Accounting and administration expenses	158,384
Reports and statements to shareholders	111,436
Legal fees	61,460
Registration fees	47,623
Trustees’ fees	23,687
Audit and tax	23,134
Custodian fees	13,926
Pricing fees	8,885
Consulting fees	7,629
Insurance fees	6,834
Dues and services	3,656
Taxes (other than taxes on income)	3,527
Trustees’ expenses	2,101	6,333,576
Less expenses absorbed or waived		(721,775)
Less waived distribution expenses – Class A		(94,944)
Less waived distribution expenses – Class R		(2,621)
Less expense paid indirectly		(4,960)
Total operating expenses		5,509,276
Net Investment Income		13,904,755

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(10,057,941)
Net change in unrealized appreciation/depreciation of investments		(44,922,490)
Net Realized and Unrealized Loss on Investments		(54,980,431)

Net Decrease in Net Assets Resulting from Operations		$(41,075,676)

See accompanying notes

26

Statements of changes in net assets
Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,904,755	$31,348,884
Net realized gain (loss) on investments	(10,057,941)	30,788,501
Net change in unrealized
appreciation/depreciation of investments	(44,922,490)	(83,487,127)
Net decrease in net assets resulting from operations	(41,075,676)	(21,349,742)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,632,665)	(16,059,869)
Class B	(1,432,569)	(2,196,802)
Class C	(7,263,011)	(9,685,778)
Class R	(132,373)	(195,835)
Institutional Class	(113,066)	(167,153)

Net realized gain on investments:
Class A	(12,269,365)	(1,953,956)
Class B	(2,153,362)	(378,723)
Class C	(11,034,624)	(1,353,820)
Class R	(173,217)	(26,721)
Institutional Class	(148,811)	(13,824)
	(44,353,063)	(32,032,481)
Capital Share Transactions:
Proceeds from shares sold:
Class A	24,022,042	251,940,325
Class B	731,139	19,193,290
Class C	15,593,732	217,432,584
Class R	638,221	7,282,256
Institutional Class	690,054	6,330,417

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	18,117,690	13,895,633
Class B	3,060,749	2,123,967
Class C	15,986,149	9,394,214
Class R	305,589	222,556
Institutional Class	231,867	148,975
	79,377,232	527,964,217

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(106,730,523)	$(188,208,309)
Class B	(11,957,418)	(16,879,537)
Class C	(94,316,569)	(69,641,978)
Class R	(2,607,290)	(5,325,318)
Institutional Class	(2,003,594)	(3,371,741)
	(217,615,394)	(283,426,883)
Increase (decrease) in net assets derived from capital
share transactions	(138,238,162)	244,537,334
Net Increase (Decrease) in Net Assets	(223,666,901)	191,155,111

Net Assets:
Beginning of period	943,241,433	752,086,322
End of period (including undistributed
net investment income of $3,257,649
and $7,228,971, respectively)	$719,574,532	$943,241,433

See accompanying notes

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.030	$12.590	$11.140	$11.050	$10.210	$ 9.030

0.213	0.456	0.422	0.450	0.345	0.450
(0.675)	(0.529)	1.551	0.081	0.891	1.213
(0.462)	(0.073)	1.973	0.531	1.236	1.663

(0.272)	(0.426)	(0.457)	(0.360)	(0.362)	(0.483)
(0.336)	(0.061)	(0.066)	(0.081)	(0.034)	—
(0.608)	(0.487)	(0.523)	(0.441)	(0.396)	(0.483)

$10.960	$12.030	$12.590	$11.140	$11.050	$10.210

(3.92% )	(0.72% )	18.34%	4.89%	12.38%	19.45%

$345,441	$450,620	$398,124	$285,159	$105,253	$5,821
1.00%	1.00%	1.01%	1.00%	1.00%	0.79%

1.24%	1.17%	1.23%	1.27%	1.32%	2.05%
3.91%	3.60%	3.64%	4.05%	3.26%	4.69%

3.67%	3.43%	3.42%	3.78%	2.94%	3.43%
54%	52%	51%	85%	95%	212%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					10/1/03[2]
Six Months Ended	Year Ended				to
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.020	$12.580	$11.130	$11.040	$10.200	$ 9.950

0.172	0.360	0.335	0.367	0.267	0.051
(0.677)	(0.528)	1.552	0.079	0.889	0.199
(0.505)	(0.168)	1.887	0.446	1.156	0.250

(0.229)	(0.331)	(0.371)	(0.275)	(0.282)	—
(0.336)	(0.061)	(0.066)	(0.081)	(0.034)	—
(0.565)	(0.392)	(0.437)	(0.356)	(0.316)	—

$10.950	$12.020	$12.580	$11.130	$11.040	$10.200

(4.38% )	(1.38% )	17.46%	4.09%	11.54%	2.51%

$62,938	$78,235	$77,757	$57,904	$32,165	$2,125
1.75%	1.75%	1.76%	1.75%	1.75%	1.75%

1.94%	1.87%	1.93%	1.97%	2.02%	4.10%
3.16%	2.85%	2.89%	3.30%	2.51%	3.65%

2.97%	2.73%	2.72%	3.08%	2.25%	1.30%
54%	52%	51%	85%	95%	212% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					10/1/03[2]
Six Months Ended	Year Ended				to
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.030	$12.580	$11.130	$11.040	$10.200	$ 9.950

0.172	0.360	0.335	0.367	0.267	0.051
(0.677)	(0.518)	1.552	0.079	0.889	0.199
(0.505)	(0.158)	1.887	0.446	1.156	0.250

(0.229)	(0.331)	(0.371)	(0.275)	(0.282)	—
(0.336)	(0.061)	(0.066)	(0.081)	(0.034)	—
(0.565)	(0.392)	(0.437)	(0.356)	(0.316)	—

$10.960	$12.030	$12.580	$11.130	$11.040	$10.200

(4.30% )	(1.38% )	17.46%	4.09%	11.53%	2.51%

$303,415	$402,782	$269,274	$165,663	$82,083	$4,341
1.75%	1.75%	1.76%	1.75%	1.75%	1.75%

1.94%	1.87%	1.93%	1.97%	2.02%	4.10%
3.16%	2.85%	2.89%	3.30%	2.52%	3.65%

2.97%	2.73%	2.72%	3.08%	2.25%	1.30%
54%	52%	51%	85%	95%	212% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					10/1/03[2]
Six Months Ended	Year Ended				to
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.020	$12.580	$11.130	$11.040	$10.220	$ 9.950

0.200	0.424	0.394	0.416	0.308	0.056
(0.675)	(0.528)	1.551	0.078	0.879	0.214
(0.475)	(0.104)	1.945	0.494	1.187	0.270

(0.259)	(0.395)	(0.429)	(0.323)	(0.333)	—
(0.336)	(0.061)	(0.066)	(0.081)	(0.034)	—
(0.595)	(0.456)	(0.495)	(0.404)	(0.367)	—

$10.950	$12.020	$12.580	$11.130	$11.040	$10.220

(4.12% )	(0.88% )	18.06%	4.55%	11.86%	2.71%

$3,957	$6,220	$4,275	$1,429	$373	$3
1.25%	1.25%	1.26%	1.30%	1.35%	1.35%

1.54%	1.47%	1.53%	1.57%	1.62%	3.70%
3.66%	3.35%	3.39%	3.75%	2.89%	4.05%

3.37%	3.13%	3.12%	3.48%	2.62%	1.70%
54%	52%	51%	85%	95%	212% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$12.040	$12.600	$11.140	$11.050	$10.220	$ 9.030

0.227	0.488	0.452	0.477	0.371	0.453
(0.684)	(0.528)	1.559	0.082	0.882	1.220
(0.457)	(0.040)	2.011	0.559	1.253	1.673

(0.287)	(0.459)	(0.485)	(0.388)	(0.389)	(0.483)
(0.336)	(0.061)	(0.066)	(0.081)	(0.034)	—
(0.623)	(0.520)	(0.551)	(0.469)	(0.423)	(0.483)

$10.960	$12.040	$12.600	$11.140	$11.050	$10.220

(3.88% )	(0.46% )	18.72%	5.16%	12.55%	19.56%

$3,824	$5,384	$2,656	$941	$102	$3,879
0.75%	0.75%	0.76%	0.75%	0.75%	0.75%

0.94%	0.87%	0.93%	0.97%	1.02%	1.75%
4.16%	3.85%	3.89%	4.30%	3.49%	4.73%

3.97%	3.73%	3.72%	4.08%	3.22%	3.73%
54%	52%	51%	85%	95%	212%

Notes to financial statements
Delaware Dividend Income Fund	May 31, 2008 (Unaudited)

Delaware Group Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,142 for the six months ended May 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.75% of average daily until such time as the waiver is discontinued. This waiver and expense limitation may be discontinued at any time because it is voluntary. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $ 19,798 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 31, 2009 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$286,184
Dividend disbursing, transfer agent and fund
accounting oversight fees and other expenses
payable to DSC	121,600
Distribution fees payable to DDLP	390,700
Other expenses payable to DMC and affiliates*	43,473

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $27,796 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2008, DDLP earned $58,124 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2008, DDLP received gross CDSC commissions of $14,476, $82,975 and $41,802 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Dividend Income Fund

3. Investments

For the six months ended May 31, 2008, the Fund made purchases of $209,655,166 and sales of $352,343,854 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $852,952,462. At May 31, 2008, the net unrealized depreciation was $50,866,097, of which $35,089,822 related to unrealized appreciation of investments and $85,955,919 related to unrealized depreciation of investments.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level	Securities	Derivatives
Level 1	$497,313,559	$—
Level 2	298,060,271	—
Level 3	6,712,535	—
Total	$802,086,365	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/07	$698,921	$—
Net realized gain (loss)	(820,938)	—
Net change in unrealized appreciation/depreciation	(728,543)	—
Net purchases, sales and settlements	6,458,095	—
Net transfers in and/or out of Level 3	1,105,000	—
Balance as of 5/31/08	$6,712,535	$—
Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/08	$(3,873)	$—

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months Ended	Year Ended
	5/31/08*	11/30/07
Ordinary income	$18,532,092	$28,305,437
Long-term capital gains	25,820,971	3,727,044
Total	$44,353,063	$32,032,481

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Dividend Income Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$787,170,699
Undistributed ordinary income	5,441,044
Realized losses 12/1/07 – 5/31/08	(8,750,764)
Capital loss carryforwards as of 11/30/07*	(11,239,254)
Other temporary differences	(2,183,395)
Unrealized depreciation of investments	(50,863,798)
Net assets	$719,574,532

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Lincoln Convertible Securities Fund in 2005.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

The undistributed earnings for the Delaware Dividend Income Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to dividend and distributions, market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$697,607
Accumulated net realized loss	(697,607)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2007 will expire as follows: $3,174,810 expires in 2009 and $8,064,444 expires in 2010. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

For the six months ended May 31, 2008, the Fund had capital losses of $8,750,764 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
Shares sold:
Class A	2,192,860	19,661,015
Class B	64,333	1,495,433
Class C	1,418,737	16,931,359
Class R	58,187	578,113
Institutional Class	64,179	491,799

Shares issued upon reinvestment of dividends and distributions:
Class A	1,610,592	1,097,573
Class B	271,393	167,811
Class C	1,416,859	741,787
Class R	27,176	17,602
Institutional Class	20,562	11,771
	7,144,878	41,194,263

Shares repurchased:
Class A	(9,738,927)	(14,928,573)
Class B	(1,096,659)	(1,336,512)
Class C	(8,634,347)	(5,577,210)
Class R	(241,429)	(418,141)
Institutional Class	(183,299)	(267,061)
	(19,894,661)	(22,527,497)
Net increase (decrease)	(12,749,783)	18,666,766

For the six months ended May 31, 2008 and the year ended November 30, 2007, 104,873 Class B shares were converted to 104,830 Class A shares valued at $1,166,686 and 211,527 Class B shares were converted to 211,278 Class A shares valued at $2,703,112, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2008, or at any time during the period then ended.

Notes to financial statements
Delaware Dividend Income Fund

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party ( seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2008, the Fund did not enter into CDS contracts as a purchaser of protection or seller of protection.

CDS’s may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS’s are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less then the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Delaware Dividend Income Fund

9. Securities Lending (continued)

At May 31, 2008, the value of the securities on loan was $107,692,087, for which the Fund received collateral, comprised of non-cash collateral valued at $22,618,303, and cash collateral of $88,573,705. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and/or Baa or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Dividend Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed reports further with such counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also

Other Fund information (unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement (continued)

considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile and first quartile, respectively. Early 2008 performance improved relative to the Fund’s Lipper peers. The Board considered the perceived advantages of personnel changes that took place in 2006 and 2007. The Board commended Management’s efforts to enhance Fund performance and expressed confidence in the new additions to the investment team, its philosophy and processes. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information (unaudited)
Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP EQUITY FUNDS V

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 8, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 8, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 8, 2008